Shareholder Fees {- Fidelity Pennsylvania Municipal Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 | Fidelity Pennsylvania Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none